Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 67	$ 119
Grants received	101
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	67	119
SKA-Platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 67	$ 119